J.P. Morgan Mortgage Trust 2022-3 ABS-15G

Exhibit 99.22

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
302938622	FICO	771	688	Incoming Value: 771 Audit Value: Audit value based on lender qualifying requirements
302938622	Property Address	Per Tape	Per Data	Incoming Value: XXXX Audit Value: Audit Value Pulled From Note
303184171	Borrower Last Name	Per Tape	Per Data	Incoming Value:XXXX Audit Value: Audit Value Pulled From Note
303184171	DTI	37.10%	36.69%	Incoming Value: 37.1% Audit Value: 36.69% Audit DTI within lender tolerance
302967257	DTI	32.60%	34.35%	Incoming Value: 32.60% Audit Value: 34.35% Audit DTI within lender tolerance
303065704	DTI	14.17%	14.20%	Incoming Value: 14.17% Audit Value: 14.20% Audit DTI within lender tolerance